Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Trade payables	$ 2,042,487	$ 372,612
Payments due to former owners of business combinations	76,403	58,667
Accruals and other payables	3,542,954	2,798,406
Total	$ 5,661,844	$ 3,229,685